Investments in Trading Securities	12 Months Ended
Jul. 31, 2021
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN TRADING SECURITIES

NOTE 11 – INVESTMENTS IN TRADING SECURITIES

As of July 31, 2021 and 2020, the balance of investments in trading securities represented certain equity securities of listed companies purchased through various open market transactions by the Company during the relevant periods. The investments are initially recorded at cost, and subsequently measured at fair value with the changes in fair value recorded in other income (expenses), net in the consolidated statement of income and comprehensive income (loss). For the years ended July 31, 2021 and 2020, the Company recorded a decrease in fair value of $258,738 and an increase in fair value of $201,051 such investments.

Investments in trading securities consisted of the following:

	As of July 31,
	2021	2020
Trading securities invested by ATIF	$871,809	$918,675
Trading securities invested by ATIF LP	155,700	-
	$1,027,509	$918,675